Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, liquidation preference	$ 25.00
Assets	$ 7.4	$ 8.6	$ 11.4
Series D Preferred Stock [Member]
Preferred stock, par value	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued	973,736	973,736	997,082
Preferred stock, shares outstanding	973,736	973,736	997,082
Preferred stock, liquidation preference	$ 25.00	$ 25.00	$ 25.00
Common Class A [Member]
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,314,159	1,314,159	1,283,432
Common stock, shares outstanding	1,314,159	1,314,159	1,283,432